SUBSEQUENT EVENTS (Narrative) (Details) - Subsequent Event [Member] - $ / shares		1 Months Ended
	Oct. 06, 2023	Jul. 31, 2023	Sep. 30, 2023
Officers and Employees [Member]
Subsequent Event [Line Items]
Number of option granted		117,000
Exercise price per share		$ 9.11
Options are subjected to approval			33,000
Five Board Members [Member]
Subsequent Event [Line Items]
Number of option granted	10,000